Related Party (Tables)	3 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Related Party Transactions

Key management compensation is comprised of the following:

	Three months ended December 31,
	2024	2023
Short-term employee benefits	4,283	3,937
Long-term employee benefits	111	—
Post-employment benefits	239	278
Share-based compensation	121	2,952
Total	4,754	7,167